Balance Sheet Information - Schedule of Purchased Intangibles (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011	Sep. 29, 2012 Trade names [Member]	Sep. 24, 2011 Trade names [Member]	Sep. 29, 2012 In-process research and development [Member]	Sep. 24, 2011 In-process research and development [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Customer relationships [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Customer relationships [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Developed technology [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Developed technology [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Trademarks / trade names (Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Trademarks / trade names (Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Trade names [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Trade names [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] In-process research and development [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] In-process research and development [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Purchased intangible, Gross	$ 5,363,927	$ 2,879,705	$ 240,092	$ 142,799	$ 227,000	$ 840	$ 161,729	$ 162,556	$ 166,541	$ 76,765	$ 77,326	$ 60,706	$ 59,206	$ 10,551	$ 10,817	$ 7,300	$ 7,300	$ 6,407	$ 7,907
Purchased intangible, Accumulated Amortization	$ (1,062,677)	$ (788,898)	$ (60,318)	$ (44,267)			$ (60,589)	$ (55,937)	$ (46,271)	$ (18,824)	$ (15,723)	$ (39,432)	$ (38,292)	$ (1,715)	$ (1,487)	$ (618)	$ (435)